APPENDIX I
               UNITED STATES
     SECURITIES AND EXCHANGE COMMISSION
          Washington, D.C. 20549

                FORM 24F-2
      Annual Notice of Securities Sold
           Pursuant to Rule 24f-2

READ INSTRUCTIONS OF END OF FORM BEFORE PREPARING FORM
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1.  Name and address of issuer:

Managers Trust II (formerly the Smith Breeden
Series Fund)
40 Richards Ave.
Norwalk, CT 06854
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2.  The name of each series or class of securities for
which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):

  Managers Short Duration Government Fund
  Managers Intermediate Duration Government Fund

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3.  Investment Company Act File Number: 811-6431

Securities Act File Number: 33-43089
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4.  (a)  Last day of fiscal year for which this notice
is filed:  March 31, 2002
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4.  (b)  Check box if this Form is being filed late
(i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction
A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.
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4. (c) Check box if this is the last time the issuer
will be filing this Form.

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5. Calculation of registration fee:

  (i)  Aggregate sale price of securities sold
during the fiscal year in
pursuant to section 24(f):             $    30,503,485


  (ii)  Aggregate price of securities redeemed or
repurchased during the fiscal year:    $    23,999,520
                                       ---------------

  (ii)  Aggregate price of securities redeemed or
repurchased during any prior fiscal year ending no earlier
than October 11, 1995 that were not previously used to
reduce registration fees payable to the
Commission:                            $   307,413,389
                                       ---------------

  (iv)  Total available redemption credits
[add Items 5 (ii) and 5 (iii)]:        $   331,412,909
                                       ---------------

  (v)  Net sales - if Item 5 (i) is greater than Item
5 (iv) [subtract Item 5 (iv)
from Item 5 (i)]:	               $             0
                                       ---------------

  (vi)  Redemption credits available for use in future
years - if Item 5 (i) is less than 5 (iv)
[subtract Item 5 (iv) from Item 5(I)]: $   300,909,424
                                       ---------------

  (vii)	Multiplier for determining registration fee
(See Instruction C. 9):	                 x     .000092
                                       ---------------

  (viii)  Registration fee due [multiply Item 5 (v)
by Item 5 (vii)] (enter "0" if no fee
is due):                              =$             0
                                ----------------------

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6.  Prepaid Shares

If the response to item 5 (i) was determined by
deducting an amount of securities that were registered
under the Securities Act of 1933 pursuant to rule 24e-2
as in effect before [effective date of rescission of
rule 24e-2], then report the amount of securities
(number of shares or other units) deducted here: 0 if
there is a number of shares or other units that were
registered pursuant to rule 24e-2 remaining unsold at
the end of the fiscal year for which this form is
filed that are available for use by the issuer in future
fiscal years, then state that number here:
                                                     0
                                                   ---
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7.  Interest due - if this Form is being filed more
than 90 days after the end of the issuer's
fiscal year (see Instruction D):	+$           0
                                         -------------

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8.	Total of the amount of the registration fee due
plus any interest due
[line 5 (viii) plus line 7]:            =$           0
                                         -------------
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9.	Date the registration fee and any interest payment
was sent to the Commission's lockbox depository:

                                                   N/A


Method of Delivery:

	  	Wire Transfer
	-----
	       	Mail or other means
	-----
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SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*            /s/ Donald S. Rumery
                              ---------------------------
                              Donald S. Rumery, Treasurer
                              ---------------------------
                              Date:  May 23, 2002
                              ---------------------------

*Please print the name and title of the signing officer below the signature.

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